Deposits	12 Months Ended
Dec. 31, 2017
Deposits.
Deposits

(7) Deposits

Deposits as of December 31, 2017 and 2016 and related interest expense for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,609,932	$2,509,544
Foreign	633,323	648,507
Total demand non-interest bearing	3,243,255	3,158,051
Savings and interest bearing demand
Domestic	2,615,143	2,589,675
Foreign	629,988	614,053
Total savings and interest bearing demand	3,245,131	3,203,728
Time, certificates of deposit $100,000 or more
Domestic	637,006	748,104
Foreign	808,881	838,161
Less than $100,000
Domestic	354,998	389,682
Foreign	255,621	272,363
Total time, certificates of deposit	2,056,506	2,248,310
Total deposits	$8,544,892	$8,610,089

	2017	2016	2015
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$5,453	$3,922	$3,026
Foreign	755	640	567
Total savings and interest bearing demand	6,208	4,562	3,593
Time, certificates of deposit $100,000 or more
Domestic	3,644	3,881	4,693
Foreign	4,105	3,929	4,116
Less than $100,000
Domestic	1,312	1,447	1,680
Foreign	675	706	744
Total time, certificates of deposit	9,736	9,963	11,233
Total interest expense on deposits	$15,944	$14,525	$14,826

Scheduled maturities of time deposits as of December 31, 2017 were as follows:

Total
(in Thousands)
2018	$1,859,507
2019	139,276
2020	41,572
2021	13,303
2022	2,760
Thereafter	88
Total	$2,056,506

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2017, were as follows:

Total
(in Thousands)
Due within 3 months or less	$557,206
Due after 3 months and within 6 months	348,695
Due after 6 months and within 12 months	404,776
Due after 12 months	135,210
$1,445,887

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2017 and December 31, 2016 were $894,000 and $1,005,000, in thousands, respectively.